Other Gains (Losses), Net - Schedule of Other Gains (Losses), Net (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Gains (Losses), Net [Abstract]
Gain/(loss) on financial liabilities at fair value through profit or loss (Refer to Note 22 and 23)*		$ (59,540,069)	$ 6,050,777	$ 437,319
Net currency exchange gains (losses)	[1]	(27,799,084)	78,178	1,079,191
Loss on financial assets at fair value through profit or loss (Refer to Note 6)		(46,146)	(78,128)	(32,311)
Loss on disposal of subsidiaries				(69,335)
Gain (loss) on disposal of property and equipment		656	(94)	(70,698)
Loss on lease modification				(48,488)
Other losses		(41,156)	(17,914)	(72,793)
Other gains (losses), net		$ (87,425,799)	$ 6,032,819	$ 1,222,885

[1]	During the year ended December 31, 2024, net currency exchange losses increased primarily due to devaluation of monetary assets denominated in the Egyptian pound arising from the sharp depreciation of the Egyptian pound against the U.S. dollar in March 2024.